Patents, net	12 Months Ended
Dec. 31, 2021
Patents, net
Patents, Net	3. Intangible assets, net Intangible assets are stated at cost less accumulated amortization and consist of the following at December 31, 2021 and 2020: December 31, 2021 2020 Patents and technology $39,371,317 $245,898 Less: accumulated amortization (2,042,126) (65,270)Patents and technology, net $37,329,191 $180,628 Amortization expense amounted to $2,000,302 for the year ended December 31, 2021 and $12,878 for the year ended December 31, 2020 respectively, and is included in R&D, selling, general and administrative expenses. Patents were $37,329,191 and $180,628 as of December 31, 2021 and 2020 respectively. We acquired intellectual properties related to VOC and COVID-19 technologies from Ainos KY pursuant to a Securities Purchase Agreement dated December 24, 2020, by and between the Company (under its former name “Amarillo Biosciences, Inc.”) and Ainos KY (the “Securities Purchase Agreement”) and the Asset Purchase Agreement. Estimated future amortization expense is as follows: 2022 4,522,141 2023 4,522,141 2024 4,534,493 2025 4,522,141 2026 4,521,973 Thereafter 14,706,301 Total expense $37,329,191